ACQUISITION - Summary of intangible assets acquired (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, fair value	$ 2,767
iWeb Group Inc | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, fair value	$ 22,200
Intangible assets, weighted average useful life	15 years
iWeb Group Inc | Trade name
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, fair value	$ 15,100	[1]
Intangible assets, weighted average useful life	30 years	[1]
iWeb Group Inc | Beneficial leasehold interest
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, fair value	$ 858
Intangible assets, weighted average useful life	14 years
iWeb Group Inc | Internally developed software
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, fair value	$ 2,767
Intangible assets, weighted average useful life	5 years

[1]	During 2015, as further described in note 7, we accelerated the useful life of the iWeb trade name to support our long-term strategy. At December 31, 2015, the unamortized balance was zero.